Property and Equipment (Details) (USD $)				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2011 Furniture and Fixtures [Member]	Dec. 31, 2012 Office Equipment [Member]	Dec. 31, 2011 Office Equipment [Member]	Dec. 31, 2012 Computer Equipment [Member]	Dec. 31, 2011 Computer Equipment [Member]	Dec. 31, 2012 Computer Software [Member]	Dec. 31, 2011 Computer Software [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 287,489	$ 327,493			$ 153,521	$ 144,512	$ 23,400	$ 23,400	$ 110,568	$ 111,339	$ 0	$ 12,292	$ 0	$ 35,950
Less accumulated depreciation and amortization		(173,732)	(175,059)
Property and equipment, net	98,596	113,757	152,434
Computer equipment										87,840	87,840
Accumulated depreciation										55,008	25,728
Depreciation				$ 49,980	$ 41,915